DEBT - Additional Information (Details)	1 Months Ended	6 Months Ended
	Jan. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) loan_facility vessel	Jun. 30, 2015 USD ($)	Feb. 29, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt		$ 142,200,000	$ 162,350,000
Number of Capesize newbuildings delivered | vessel		3
Number of Newcastlemax newbuildings delivered | vessel		2
Repayment of long-term debt	$ 4,700,000	$ 22,219,000	$ 33,216,000
Repayments of debt		4,200,000
Amortization of purchase price adjustment		4,600,000
Deferred charges		6,100,000
Debt restructuring fees		900,000
Amortization of debt issuance costs		700,000
Term Loan Facility of $425 Million
Debt Instrument [Line Items]
Debt face amount		425,000,000		$ 425,000,000.0
Floating Rate Debt
Debt Instrument [Line Items]
Repayment of long-term debt		$ 17,500,000
Seller's credit
Debt Instrument [Line Items]
Number of facilities in breach of covenants | loan_facility		2